TAXATION ON INCOME	12 Months Ended
Dec. 31, 2021
TAXATION ON INCOME
TAXATION ON INCOME

NOTE 20 - TAXATION ON INCOME

The tax on the Group’s loss before taxation on income differs from the theoretical amount that would arise using the weighted average tax rate applicable to loss for the years ended 31 December 2021, 2020 and 2019 as follows:

	2021	2020	2019

Loss before income taxes	(700,078)	(474,516)	(131,647)

Tax calculated at enacted tax rate of 25% (2020: 22%, 2019: 22%)	175,020	104,394	28,962
Effect of disallowable expenses	(37,552)	(6,243)	(1,377)
Deferred income tax assets not recognized	(137,468)	(98,151)	(27,585)

Income tax credit/(expense)	—	—	—

Current income tax

Turkish tax legislation does not permit a parent company and its subsidiaries to file a consolidated tax return. Therefore, provisions for taxes, as reflected in these consolidated financial statements, have been calculated on a separate-entity basis.

Turkish Corporate Tax Law has been amended by Law No. 5520 dated 13 June 2006. Most of the articles of this new Law No. 5520 have come into force effective from 1 January 2006, setting the corporate tax rate as 20%. Within the scope of the “Law on Amendments to Certain Tax Laws and Some Other Laws” numbered 7061, which was published in the Official Gazette dated 5 December 2017, the corporate tax rate for the years 2018, 2019 and 2020 was increased from 20% to 22%. With the provisional article 13 added to the Corporate Tax Law and with the 11th article of the Law 7316 published in the Official Gazette dated April 22, 2021, the corporate tax rate, which was 20% as of 31 December 2020, will be applied at the rate of 25% for the corporate earnings in 2021 and 23% for the corporate earnings in 2022.

Corporation tax rate is applicable on the total income of the companies after adjusting for certain disallowable expenses, income tax exemptions (participation exemption etc.) and income tax deductions (for example research and development expenses deduction). No further tax is payable unless the profit is distributed.

Dividends paid to non-resident corporations, which have a place of business in Turkey, or resident corporations are not subject to withholding tax. Otherwise, dividends paid are subject to withholding tax at the rate of 15%. An increase in capital via issuing bonus shares is not considered as a profit distribution and thus does not incur withholding tax.

Corporations are required to pay advance corporation tax quarterly at the rate of 25% on their corporate income. Advance tax is payable by the 17th of the second month following each calendar quarter end. Advance tax paid by corporations is credited against the annual corporation tax liability. The balance of the advance tax paid may be refunded or used to set off against other liabilities to the government.

In Turkey, there is no procedure for a final and definitive agreement on tax assessments. Companies file their tax returns within the 25th of the fourth month following the close of the financial year to which they relate.

Tax returns are open for 5 years from the beginning of the year that follows the date of filing during which time the tax authorities have the right to audit tax returns, and the related accounting records on which they are based, and may issue re-assessments based on their findings.

Under the Turkish taxation system, tax losses can be carried forward to offset against future taxable income for up to 5 years. Tax losses cannot be carried back to offset profits from previous periods.

NOTE 20 - TAXATION ON INCOME (Continued)

Deferred income taxes

The Group recognizes deferred income tax assets and liabilities based upon temporary differences arising between their financial statements as reported under IFRS and their tax records. These differences usually result in the recognition of income and expenses in different reporting periods for IFRS and tax purposes.

As of 31 December 2021, the Group has not accounted for deferred income tax assets on its carry forward tax losses, unused tax incentives (although such incentives have no expiry date) and other deductible temporary differences amounting to TRY259,715 (2020: TRY154,245),TRY55,477 (2020: TRY23,879) and TRY20,486 (2020: TRY16,179), respectively, due to the uncertainties as to the realization of such deferred tax assets in the foreseeable future.

	Total temporary differences		Deferred income tax assets/(liabilities)
	2021	2020	2021	2020

Deferred income tax assets:
Carry forward tax losses	1,129,197	771,226	259,715	154,245
Tax incentives	241,206	119,397	55,477	23,879
Right of use assets and related lease liabilities	28,816	33,040	6,628	6,608
Provision for impairment of trade goods	10,151	10,462	2,335	2,092
Accrued expenses, contract liabilities and merchant advances	3,195	12,670	717	2,534
Property and equipment and intangible assets	55,357	23,578	11,071	4,716
Other	13,553	2,910	3,154	582

Total	1,481,475	973,283	339,097	194,656

Deferred income tax liabilities:
Prepaid expenses	(3,404)	(1,763)	(783)	(353)
Trade payables and payables to merchants	(11,461)	—	(2,636)	—

Total	(14,865)	(1,763)	(3,419)	(353)

Non recoverable deferred tax assets			335,678	194,303
Deferred income tax assets, net			—	—

NOTE 20 - TAXATION ON INCOME (Continued)

Since the applicable tax rate will be changed to 20% for the following years beginning from 1 January 2023, 23% tax rate is used in the deferred tax calculation of 31 December 2021 for the temporary differences expected to be realized/closed within 1 years. However, since the corporate tax rate after 2022 is 20%, 20% tax rate is used for the temporary differences expected to be realized/closed after 2022.

The expiration dates of tax losses which the Group has not recognised any deferred income tax asset are as follows:

	2021	2020

2021	—	32,445
2022	53,838	59,591
2023	65,639	145,173
2024	48,458	101,937
2025	413,723	432,080
2026	547,539	—

Total	1,129,197	771,226

Within the scope of “Law regarding the Restructuring of Certain Receivables” (“Tax Amnesty Law”) numbered 7326 that has been launched in Turkey in June 2021, D-Market voluntarily increased its corporate income tax (“CIT”) base for the years ended 2018 and 2019, D-Ödeme and D-Fast for the years ended 2018, 2019 and 2020 and half of previous years’ losses related to the fiscal years in which tax bases have been increased cannot be benefitted in the following years. The Group paid TRY 146 thousand to increase its CIT base voluntarily and the Group will not be subjected to any tax investigation related to the CIT taxes for related years within the scope of tax amnesty. In addition, the ongoing tax audit is closed in terms of corporate income tax by increasing the CIT base.